UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2017

Date of reporting period: January 31, 2017

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
JANUARY 31, 2017 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 49.1%
	Shares	Value

Bermuda — 0.1%
Aspen Insurance Holdings	1,247	$70,331

Canada — 0.3%
Bank of Montreal	4,405	333,205
Barrick Gold	3,593	66,214
Enerflex	3,700	52,120
Teck Resources, Cl B	34	833

		452,372

Denmark — 0.0%
Carlsberg, Cl B	218	19,685

France — 0.3%
Atos	15	1,595
Christian Dior	564	121,007
Credit Agricole	2,428	32,147
Orange	17,315	267,758

		422,507

Germany — 0.2%
Allianz	1,356	229,525
Bayer	23	2,540

		232,065

Hong Kong — 0.4%
Agricultural Bank of China	8,000	3,337
China Life Insurance	98,000	95,668
China Petroleum & Chemical	202,000	158,920
China Telecom	478,000	225,775
Chongqing Rural Commercial Bank	22,000	13,397
CSPC Pharmaceutical Group	22,000	24,806

		521,903

Indonesia — 6.9%
Adaro Energy	1,329,800	168,808
AKR Corporindo	163,900	81,935
Astra International	1,869,700	1,113,208
Bank Central Asia	1,138,700	1,304,782
Bank Mandiri Persero	862,500	704,082
Bank Negara Indonesia Persero	689,100	294,167

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
JANUARY 31, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Indonesia — continued
Bank Rakyat Indonesia Persero	1,025,500	$900,505
Bumi Serpong Damai	711,200	97,472
Global Mediacom	655,800	29,469
Gudang Garam	44,400	205,332
Hanjaya Mandala Sampoerna	859,700	247,882
Indocement Tunggal Prakarsa	135,800	152,810
Indofood CBP Sukses Makmur	215,500	135,570
Indofood Sukses Makmur	405,600	240,733
Jasa Marga Persero	188,200	59,480
Kalbe Farma	1,949,000	211,650
Lippo Karawaci	1,705,600	93,886
Matahari Department Store	215,600	238,569
Media Nusantara Citra	461,500	58,584
Perusahaan Gas Negara Persero	1,007,800	217,372
Semen Indonesia Persero	274,000	185,197
Summarecon Agung	932,800	91,516
Surya Citra Media	540,300	114,109
Telekomunikasi Indonesia Persero	4,656,300	1,349,551
Tower Bersama Infrastructure	221,500	82,114
Unilever Indonesia	141,000	435,065
United Tractors	155,000	253,642
Waskita Karya Persero	438,700	84,109
XL Axiata *	345,100	75,210

		9,226,809

Italy — 0.2%
Enel	50,836	212,048

Japan — 12.9%
Ajinomoto	12,100	238,817
Alps Electric	8,100	216,292
Asahi Group Holdings	4,500	158,223
Capcom	10,500	222,443
Casio Computer	9,000	124,666
Central Japan Railway	1,300	210,353
Chubu Electric Power	2,000	26,623
CYBERDYNE *	6,300	88,772
Daicel	14,000	155,239

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
JANUARY 31, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Japan — continued
Daikin Industries	2,800	$278,363
Daikyo	80,000	164,379
Disco	1,600	204,623
Electric Power Development	400	9,292
Ferrotec	1,500	21,575
Fuji Electric	65,000	385,130
Fuji Heavy Industries	10,800	434,257
Fujitsu	24,000	139,991
GMO internet	11,800	171,289
GMO Payment Gateway	1,300	64,706
HIS	4,200	111,965
IDOM	13,400	87,703
Iida Group Holdings	7,100	132,995
Isuzu Motors	34,900	470,444
ITOCHU	9,900	136,431
JFE Holdings	15,800	277,350
Kakaku.com	17,300	313,180
Kao	3,200	158,229
KDDI	7,600	203,950
Keyence	600	233,124
Koito Manufacturing	6,600	349,553
Komatsu	9,100	217,123
Kubota	16,400	261,448
Megachips	6,700	163,183
Minebea	15,800	157,426
MISUMI Group	8,800	164,450
Mitsubishi UFJ Financial Group	34,900	225,918
Mitsui	16,000	234,735
Mitsui Fudosan	12,000	278,080
Morinaga	4,000	172,881
MS&AD Insurance Group Holdings	13,400	450,385
Murata Manufacturing	1,700	229,683
Nichias	24,000	246,356
Nichirei	10,800	219,616
Nidec	2,800	263,112
Nippon Telegraph & Telephone	4,800	211,666
Nissha Printing	2,700	74,130

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
JANUARY 31, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Japan — continued
Nitori Holdings	2,900	$324,135
NTT Urban Development	15,500	136,454
Obara Group	1,500	70,543
Outsourcing	3,400	114,277
Penta-Ocean Construction	28,000	136,888
PeptiDream *	2,700	133,912
Pola Orbis Holdings	3,800	360,783
Recruit Holdings	6,500	284,673
SCSK	6,200	233,098
Seikagaku	6,500	95,678
Sekisui Chemical	14,000	228,642
Seven & i Holdings	4,500	179,705
Shimadzu	22,000	371,960
Shin-Etsu Chemical	3,400	293,506
Shionogi	5,100	245,040
SMS	6,900	165,365
SoftBank Group	5,400	416,131
Sony	8,700	263,751
Sumitomo Metal Mining	12,000	162,820
Sumitomo Mitsui Financial Group	3,400	134,031
Sumitomo Mitsui Trust Holdings	8,500	318,590
Sundrug	4,500	310,070
Suzuki Motor	7,300	282,470
T&D Holdings	34,900	520,363
Tokio Marine Holdings	10,800	452,527
Tokyo Tatemono	10,000	132,672
Tomy	24,400	259,538
Topcon	16,600	255,226
Toray Industries	28,000	242,430
Toyobo	62,000	100,487
Toyota Boshoku	9,000	199,672
Toyota Motor	4,000	233,248
W-Scope	6,900	112,077
Yaskawa Electric	7,800	140,995
Yokogawa Electric	7,000	111,965

		17,383,871

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
JANUARY 31, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Malaysia — 0.1%
Berjaya Sports Toto	278,000	$183,890

Mexico — 0.1%
Alfa, Cl A	66,600	86,422

Netherlands — 0.0%
Koninklijke Ahold Delhaize	183	3,891

Puerto Rico — 0.1%
Popular	3,100	137,733

South Africa — 0.2%
Barclays Africa Group	4,338	51,126
Capitec Bank Holdings	2,761	143,840
FirstRand	9,573	35,663

		230,629

South Korea — 0.0%
Korea Electric Power *	983	35,908

Spain — 0.1%
Amadeus IT Group, Cl A	2,107	97,225
Banco de Sabadell	10,002	15,051

		112,276

Switzerland — 0.0%
Lonza Group	246	44,971

Taiwan — 0.1%
Advanced Semiconductor Engineering	16,000	17,767
AU Optronics	23,000	9,510
Cheng Shin Rubber Industry	8,000	15,935
Chicony Electronics	8,000	18,892
Chunghwa Telecom	4,000	13,006
Hon Hai Precision Industry	32,000	85,945

		161,055

United Kingdom — 0.0%
Carnival	574	30,602
Shire	571	31,459
St. James’s Place	425	5,726

		67,787

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
JANUARY 31, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value

United States — 27.1%
3M	312	$54,544
A Schulman	827	28,532
AAR	865	27,671
Abaxis	405	20,637
Abercrombie & Fitch, Cl A	1,770	20,550
ABM Industries	1,424	57,515
Actuant, Cl A	1,640	42,886
Adobe Systems *	690	78,233
ADTRAN	1,531	33,529
Advanced Energy Industries *	415	24,419
AECOM *	167	6,167
Aegion, Cl A *	1,253	29,145
Aerovironment *	737	19,302
AES	6,463	73,937
Aetna	580	68,794
Aflac	1,245	87,137
AGNC Investment ‡	3,938	73,523
Air Methods *	467	16,672
AK Steel Holding *	3,896	31,480
Albany International, Cl A	454	21,542
ALLETE	1,283	83,844
Alphabet, Cl A *	64	52,492
Alphabet, Cl C *	95	75,695
AMAG Pharmaceuticals *	444	10,700
Amedisys *	401	18,374
American Airlines Group	2,000	88,500
American Axle & Manufacturing Holdings *	1,223	24,949
American Equity Investment Life Holding	2,416	57,018
American Express	2,995	228,758
American Public Education *	577	14,021
Ameris Bancorp	393	17,724
AmTrust Financial Services	2,721	71,806
Analogic	242	18,791
Andersons	755	28,501
AngioDynamics *	1,120	18,026
Anixter International *	731	62,501
Antero Resources *	3,249	79,308

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
JANUARY 31, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value

United States — continued
Aon	441	$49,701
Applied Industrial Technologies	1,008	60,933
ArcBest	786	24,838
Arch Capital Group *	710	62,729
Archer-Daniels-Midland	4,631	204,968
Archrock	1,799	26,265
Asbury Automotive Group *	345	22,632
Ascena Retail Group *	4,428	21,299
Associated Banc-Corp	1,696	42,909
Astec Industries	521	36,460
Astoria Financial	3,608	68,227
AT&T	6,133	258,568
Atlas Air Worldwide Holdings *	640	33,760
Atwood Oceanics	1,597	19,420
AutoZone *	45	32,624
AvalonBay Communities ‡	51	8,839
Avery Dennison	958	69,952
Avis Budget Group *	1,910	71,090
Avista	1,511	58,385
Baker Hughes	387	24,412
Banc of California	494	7,805
BancorpSouth	932	27,680
Bank Mutual	408	3,896
Bank of America	87,046	1,970,720
Bank of Hawaii	489	42,010
Bank of New York Mellon	11,991	536,357
Bank of the Ozarks	1,032	56,626
Banner	291	16,331
Barnes & Noble	1,581	16,126
Barnes & Noble Education *	1,469	14,763
Barnes Group	656	31,573
Baxter International	2,001	95,868
BB&T	9,131	421,761
Bel Fuse, Cl B	524	16,663
Belmond, Cl A *	1,808	25,041
Bemis	141	6,870
Benchmark Electronics *	1,403	42,932

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
JANUARY 31, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value

United States — continued
Berkshire Hathaway, Cl B *	832	$136,564
Best Buy	280	12,466
Big 5 Sporting Goods	615	9,471
Bill Barrett *	1,755	11,495
Blucora *	1,124	16,972
Bob Evans Farms	635	35,833
Boeing	483	78,932
BofI Holding *	670	19,765
Boise Cascade *	1,096	27,181
Boston Private Financial Holdings	4,232	69,828
Bottomline Technologies de *	656	16,872
Brady, Cl A	649	23,591
Briggs & Stratton	1,334	28,894
Brink’s	1,151	51,220
Bristow Group	932	16,459
Brixmor Property Group ‡	3,218	77,650
Brookline Bancorp	742	11,687
Brooks Automation	2,048	35,676
Buckle	826	17,470
Cabot	4,900	271,312
Cabot Microelectronics	669	45,164
CACI International, Cl A *	648	79,575
Caleres	1,242	38,192
Calgon Carbon	1,597	25,312
California Water Service Group	1,073	37,019
Capella Education	328	28,044
Capstead Mortgage ‡	3,478	37,110
Cardinal Financial	359	11,258
Cardtronics *	396	21,614
Career Education *	1,915	18,710
Carnival	1,736	96,141
Carrizo Oil & Gas *	629	22,241
Cathay General Bancorp	855	31,156
Cato, Cl A	770	19,550
Central Garden & Pet *	1,167	38,336
Central Pacific Financial	370	11,592
Century Aluminum *	1,385	21,329

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
JANUARY 31, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value

United States — continued
CenturyLink	2,263	$58,521
Chart Industries *	863	33,476
Chemical Financial	789	39,000
Chemours	4,560	120,475
Chesapeake Lodging Trust ‡	1,877	48,051
Chevron	634	70,596
Children’s Place	488	47,336
Cigna	280	40,942
Cincinnati Financial	1,077	76,014
CIRCOR International	491	30,579
Cisco Systems	2,071	63,621
Citigroup	27,887	1,556,930
Citizens Financial Group	5,850	211,595
Citrix Systems *	839	76,508
City Holding	152	9,894
Clearwater Paper *	485	30,507
Clorox	510	61,200
Cloud Peak Energy *	1,771	10,077
Coherent *	289	45,584
Colgate-Palmolive	3,306	213,501
Columbia Banking System	674	26,798
Comerica	3,173	214,273
Commerce Bancshares	959	54,212
Community Bank System	1,190	69,448
Community Health Systems *	3,162	20,237
CONMED	322	14,358
CONSOL Energy	1,159	19,633
Consolidated Communications Holdings	897	23,600
Cooper-Standard Holdings *	296	31,163
CoreCivic ‡	1,308	37,984
Core-Mark Holding	657	22,949
Corning	4,042	107,072
Crocs *	2,276	16,615
CTS	1,170	25,155
Cubic	728	34,616
Cullen	1,837	164,228
Cummins	188	27,638

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
JANUARY 31, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value

United States — continued
Customers Bancorp *	1,498	$51,621
CVB Financial	1,118	25,200
CVS Health	981	77,313
Daktronics	1,447	14,702
Danaher	1,277	107,166
Darling Ingredients *	4,229	50,748
Diamond Offshore Drilling	2,678	43,866
DiamondRock Hospitality ‡	2,811	31,680
Dime Community Bancshares	386	8,260
DineEquity	304	20,848
Diodes *	1,219	30,341
Donnelley Financial Solutions *	755	18,180
Dow Chemical	2,103	125,401
Dr Pepper Snapple Group	218	19,882
DXP Enterprises *	449	16,981
E*TRADE Financial *	2,316	86,734
East West Bancorp	4,139	212,910
EastGroup Properties ‡	560	39,631
Echo Global Logistics *	997	23,679
El Paso Electric	1,198	54,988
Electronics For Imaging *	451	20,268
Emerson Electric	1,660	97,375
Enanta Pharmaceuticals *	516	17,093
Encore Capital Group *	701	21,696
Encore Wire	669	28,265
Engility Holdings *	490	14,372
EnPro Industries	597	40,542
Entergy	1,075	77,013
Equity Residential ‡	1,148	69,764
Essendant	1,089	22,749
Ethan Allen Interiors	799	23,251
EW Scripps, Cl A *	1,011	19,694
Express *	2,143	22,780
Express Scripts Holding *	37	2,549
Exterran *	938	29,097
Exxon Mobil	2,018	169,291
EZCORP, Cl A *	1,411	13,969

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
JANUARY 31, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value

United States — continued
F5 Networks *	850	$113,926
Facebook, Cl A *	1,430	186,359
FARO Technologies *	555	20,591
Federated Investors, Cl B	1,444	37,558
Fidelity Southern	246	5,720
Fiesta Restaurant Group *	504	13,255
Fifth Third Bancorp	8,597	224,382
Finish Line, Cl A	1,172	20,158
First BanCorp *	4,857	32,639
First Commonwealth Financial	973	13,739
First Financial Bancorp	2,768	76,258
First Financial Bankshares	740	31,561
First Horizon National	2,648	52,960
First Midwest Bancorp	895	21,731
First NBC Bank Holding *	246	984
FirstCash	1,264	53,973
FirstEnergy	1,449	43,934
Fiserv *	254	27,287
Five Below *	853	33,992
Flotek Industries *	1,496	15,813
FNB	2,373	35,453
Franklin Electric	640	25,824
Franklin Street Properties ‡	3,547	45,224
Fred’s, Cl A	1,341	19,538
Freeport-McMoRan *	1,303	21,695
FTD *	671	15,420
Fulton Financial	1,918	34,908
G&K Services, Cl A	265	25,456
Gannett	3,062	29,456
General Cable	1,385	28,116
General Electric	2,712	80,546
General Mills	1,255	78,412
Genesco *	558	33,592
GEO Group ‡	1,942	80,633
Gibraltar Industries *	491	21,555
G-III Apparel Group *	420	11,029
Glacier Bancorp	840	29,845

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
JANUARY 31, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value

United States — continued
Goldman Sachs Group	4,227	$969,336
Government Properties Income Trust ‡	1,452	27,966
Great Western Bancorp	1,424	60,876
Green Dot, Cl A *	1,244	33,339
Green Plains	948	21,330
Greenbrier	719	31,456
Greenhill	602	17,789
Group 1 Automotive	509	41,122
Guess?	1,651	21,083
Haemonetics *	844	33,642
Hancock Holding	890	40,807
Hanmi Financial	380	12,597
Harmonic *	2,657	14,082
Harris	78	8,011
Harsco	2,243	29,944
Haverty Furniture	794	17,309
Hawkins	485	26,020
Haynes International	438	18,006
HB Fuller	1,302	64,280
HCA Holdings *	601	48,248
HealthEquity *	511	23,634
Helix Energy Solutions Group *	2,867	24,312
Hibbett Sports *	678	22,374
HMS Holdings *	2,286	41,514
Hologic *	1,698	68,820
Home BancShares	1,382	37,231
Home Depot	509	70,029
Honeywell International	133	15,737
Hope Bancorp	1,406	29,399
Horace Mann Educators	1,116	46,147
HP	18,067	271,909
Hub Group, Cl A *	943	41,822
Huntington Bancshares	12,163	164,565
Iconix Brand Group *	1,819	18,718
ICU Medical *	140	19,194
ILG	2,892	54,803
Independent Bank	297	18,518

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
JANUARY 31, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value

United States — continued
Infinity Property & Casualty	431	$37,432
Innophos Holdings	550	26,752
Innoviva *	1,411	14,957
Insight Enterprises *	969	35,979
Insperity	229	16,374
Intel	864	31,812
Inteliquent	640	14,656
Inter Parfums	530	18,073
Interactive Brokers Group, Cl A	661	24,682
International Bancshares	662	24,560
International Paper	108	6,113
International. FCStone *	529	19,510
Intuitive Surgical *	110	76,196
Invacare	1,252	14,398
Iridium Communications *	2,243	22,654
iRobot *	444	26,889
Itron *	878	54,173
Johnson & Johnson	1,199	135,787
JPMorgan Chase	20,387	1,725,351
Kaman	871	44,012
KapStone Paper and Packaging	804	19,280
Kelly Services, Cl A	938	21,002
KeyCorp	12,175	218,785
Kimberly-Clark	673	81,520
Kindred Healthcare	2,262	15,042
Kite Realty Group Trust ‡	2,400	57,648
Knight Transportation	892	29,793
Koppers Holdings *	597	24,149
Kraton *	823	22,106
Kulicke & Soffa Industries *	2,053	36,092
Lazard, Cl A	1,830	77,738
La-Z-Boy, Cl Z	765	21,879
Lear	572	81,275
LegacyTexas Financial Group	483	19,958
LendingTree *	74	8,281
Lexington Realty Trust ‡	5,958	63,870
Lindsay	340	25,616

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
JANUARY 31, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value

United States — continued
Littelfuse	189	$29,807
LivePerson *	1,411	10,300
Lowe’s	290	21,193
LSC Communications	731	19,167
Lumber Liquidators Holdings *	837	13,107
Lumentum Holdings *	835	31,688
Lumos Networks *	1,110	17,172
LyondellBasell Industries, Cl A	877	81,798
M&T Bank	1,756	285,473
Magellan Health *	687	51,491
Maiden Holdings	1,358	24,105
ManTech International, Cl A	826	32,164
Marathon Petroleum	1,895	91,055
Marriott Vacations Worldwide	632	54,655
Marten Transport	928	21,205
Materion	673	26,449
MB Financial	791	35,223
McKesson	525	73,053
Medicines *	796	28,696
Merck	2,870	177,911
Mercury Systems *	456	15,376
MGM Resorts International *	2,909	83,779
Microsoft	1,169	75,576
MicroStrategy, Cl A *	138	27,779
MKS Instruments	690	45,471
Mobile Mini	585	19,042
Moog, Cl A *	851	56,055
Morgan Stanley	16,534	702,530
Movado Group	608	16,507
MTS Systems	322	18,708
Mueller Industries	1,521	61,235
Myers Industries	1,116	15,401
MYR Group *	719	27,660
Nabors Industries	4,466	72,572
Nanometrics *	618	15,889
National Fuel Gas	70	3,931
Navigant Consulting *	717	17,710

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
JANUARY 31, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value

United States — continued
Navigators Group	669	$37,564
NBT Bancorp	474	19,311
NETGEAR *	353	20,086
New York Community Bancorp	5,515	83,772
Newpark Resources *	2,499	18,867
Noble Energy	2,186	86,915
Northern Trust	2,379	197,362
Northfield Bancorp	497	8,971
Northrop Grumman	326	74,680
Northwest Bancshares	4,099	69,970
Northwest Natural Gas	817	48,121
NRG Energy	5,989	99,058
Nucor	1,368	79,467
OFG Bancorp	2,046	27,110
Old National Bancorp	5,568	98,832
Ollie’s Bargain Outlet Holdings *	805	24,593
Omnicom Group	4,900	419,685
ONEOK	1,332	73,407
Opus Bank	238	4,843
Orion Group Holdings *	1,292	13,566
Oritani Financial	409	7,096
PacWest Bancorp	1,336	74,014
Park Electrochemical	962	17,633
PDC Energy *	392	28,984
Pennsylvania Real Estate Investment Trust ‡	1,364	24,429
People’s United Financial	3,501	65,644
Pfizer	1,566	49,689
PH Glatfelter	1,305	31,855
PharMerica *	909	22,543
Philip Morris International	119	11,439
Pilgrim’s Pride	4,393	84,082
Pinnacle Financial Partners	488	32,623
Pioneer Energy Services *	2,110	13,293
Piper Jaffray *	423	29,822
Plexus *	934	50,716
PNC Financial Services Group	5,511	663,855
PRA Group *	473	18,825

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
JANUARY 31, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value

United States — continued
Priceline Group *	8	$12,601
PrivateBancorp	894	48,866
ProAssurance	584	31,770
Procter & Gamble	3,931	344,357
Progress Software	734	20,567
Prosperity Bancshares	782	56,797
Provident Financial Services	2,549	67,472
Public Service Enterprise Group	567	25,090
PVH	1,088	102,065
Quaker Chemical	200	25,700
QUALCOMM	1,868	99,807
Raven Industries	804	20,140
Rayonier Advanced Materials	1,177	15,972
RE, Cl A	500	28,025
Realogy Holdings	343	8,887
Red Robin Gourmet Burgers *	293	13,932
Regions Financial	14,151	203,916
Regis *	1,307	18,193
Rent-A-Center, Cl A	1,541	13,807
REX American Resources *	179	14,862
Roadrunner Transportation Systems *	1,246	9,868
Rogers *	493	39,415
Rowan, Cl A *	1,091	19,551
RR Donnelley & Sons	1,855	31,813
S&T Bancorp	376	14,145
Sabra Health Care ‡	1,888	47,955
Safety Insurance Group	488	34,990
Saia *	717	34,452
Sanderson Farms	516	46,956
Sanmina *	1,898	73,927
ScanSource *	763	30,177
Schlumberger	73	6,111
Scholastic	793	36,304
Schweitzer-Mauduit International	892	39,542
Scientific Games, Cl A *	824	14,008
SEACOR Holdings *	456	33,548
Select Medical Holdings *	2,799	34,848

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
JANUARY 31, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value

United States — continued
Selective Insurance Group	754	$31,442
Semtech *	1,131	37,266
ServisFirst Bancshares	496	19,860
Sherwin-Williams	274	83,244
Shutterstock *	289	15,548
Signature Bank NY *	594	93,567
Simmons First National, Cl A	317	19,068
SkyWest	1,324	46,870
Sonic Automotive, Cl A	812	19,001
South Jersey Industries	2,108	69,564
Southside Bancshares	1,311	44,784
SpartanNash	1,079	40,851
Spectrum Pharmaceuticals *	2,096	9,767
Spire	1,203	78,195
Spok Holdings	925	19,009
SPX *	1,158	28,892
SPX FLOW *	1,131	39,461
Standard Motor Products	648	32,316
State Street	4,120	313,944
Steel Dynamics	10,200	344,863
Stepan	516	40,305
Sterling Bancorp	2,933	69,952
Steven Madden *	800	28,160
Stewart Information Services	692	30,227
Stillwater Mining *	3,096	52,632
Strayer Education *	328	26,568
SunCoke Energy *	1,664	14,676
SunTrust Banks	5,618	319,215
Super Micro Computer *	605	16,002
Superior Industries International	859	19,800
SUPERVALU *	3,555	13,936
SVB Financial Group *	578	99,549
Synovus Financial	1,396	58,185
Tailored Brands	1,345	28,581
Target	162	10,446
TCF Financial	1,952	33,867
Team *	555	18,648

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
JANUARY 31, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value

United States — continued
Tennant	321	$22,229
Teradyne	3,400	96,492
Tesco	1,840	15,824
Tetra Tech	1,445	63,147
Texas Capital Bancshares *	1,073	88,523
Texas Instruments	1,029	77,731
TimkenSteel *	1,170	19,726
Titan International	1,292	17,171
Tivity Health *	936	24,008
TiVo *	3,208	60,631
TJX	591	44,278
T-Mobile US *	817	50,874
Tompkins Financial	131	11,862
TopBuild *	511	18,963
Toro	4,794	282,511
Travelers	805	94,812
Tredegar	978	21,761
TrustCo Bank NY	5,889	49,468
Trustmark	745	25,047
TTM Technologies *	2,269	33,649
Ultratech *	907	23,509
UMB Financial	1,703	131,369
Umpqua Holdings	2,427	44,438
Unifi *	562	15,112
UniFirst	396	50,648
Unit *	1,314	34,164
United Bankshares	1,773	79,430
United Community Banks	807	22,701
United Continental Holdings *	2,552	179,839
United Technologies	814	89,272
UnitedHealth Group	365	59,167
Universal	640	43,520
Universal Electronics *	254	15,113
Urstadt Biddle Properties, Cl A ‡	1,209	27,142
US Bancorp	18,045	950,069
US Silica Holdings	671	39,683
Valero Energy	2,071	136,190

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
JANUARY 31, 2017 (Unaudited)

COMMON STOCK — continued
	Shares/ Face Amount(1)			Value

United States — continued
Valley National Bancorp			2,800	$33,908
Veeco Instruments *			1,198	30,849
VeriSign *			710	56,949
Viad			664	29,116
Viavi Solutions *			6,317	56,537
Visteon *			4,400	394,108
Vitamin Shoppe *			780	16,887
VMware, Cl A *			432	37,817
WageWorks *			602	43,434
Walker & Dunlop *			304	9,549
Wal-Mart Stores			5,379	358,994
Washington Federal			995	32,686
Watts Water Technologies, Cl A			491	32,406
Webster Financial			1,007	52,888
WellCare Health Plans *			2,700	392,957
Wells Fargo			29,042	1,635,935
Westamerica Bancorporation			982	55,729
Western Alliance Bancorp *			389	19,209
Western Union			3,281	64,242
Wintrust Financial			1,992	142,627
Wolverine World Wide			2,578	60,557
Zions Bancorporation			2,310	97,459
Zumiez *			623	12,491

				36,547,866

TOTAL COMMON STOCK (Cost $63,471,637)				66,154,019

SOVEREIGN DEBT — 15.1%
Argentine Government International Bond
7.500%, 04/22/2026	$		400,000	417,600
7.125%, 07/06/2036			1,000,000	941,000
6.875%, 04/22/2021			1,050,000	1,116,675
6.875%, 01/26/2027 (A)			430,000	425,700
6.625%, 07/06/2028			750,000	720,750
Austria Government Bond
4.850%, 03/15/2026 (A)		EUR	13,000	19,404
3.150%, 06/20/2044 (A)		EUR	5,000	7,472
1.200%, 10/20/2025 (A)		EUR	17,000	19,424

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
JANUARY 31, 2017 (Unaudited)

SOVEREIGN DEBT — continued
	Face Amount(1)		Value

Belgium Government Bond
5.000%, 03/28/2035 (A)	EUR	17,000	$28,859
4.250%, 03/28/2041 (A)	EUR	47,000	76,496
3.750%, 06/22/2045	EUR	36,000	55,228
Brazil Notas do Tesouro Nacional, Ser F
10.000%, 01/01/2019	BRL	4,200,000	1,326,816
10.000%, 01/01/2021	BRL	7,900,000	2,460,557
10.000%, 01/01/2023	BRL	4,150,000	1,271,224
10.000%, 01/01/2025	BRL	4,450,000	1,349,746
10.000%, 01/01/2027	BRL	950,000	286,057
Bundesrepublik Deutschland
4.750%, 07/04/2040	EUR	51,000	97,954
3.250%, 07/04/2042	EUR	69,000	110,214
Canadian Government Bond
5.750%, 06/01/2033	CAD	78,000	88,344
French Government Bond OAT
4.500%, 04/25/2041	EUR	13,000	21,199
Indonesia Treasury Bond
9.000%, 03/15/2029	IDR	8,900,000,000	719,798
8.375%, 03/15/2024	IDR	9,600,000,000	745,927
8.375%, 09/15/2026	IDR	5,000,000,000	392,706
8.250%, 07/15/2021	IDR	9,150,000,000	705,138
7.000%, 05/15/2022	IDR	5,000,000,000	370,955
Ireland Government Bond
5.400%, 03/13/2025	EUR	11,000	15,976
2.000%, 02/18/2045	EUR	24,000	24,702
Italy Buoni Poliennali Del Tesoro
9.000%, 11/01/2023	EUR	14,000	22,292
7.250%, 11/01/2026	EUR	22,000	34,201
6.500%, 11/01/2027	EUR	21,000	31,477
5.000%, 09/01/2040	EUR	33,000	45,810
4.500%, 03/01/2026	EUR	42,000	53,862
Japan Government Five Year Bond
0.200%, 09/20/2018	JPY	10,600,000	94,518
0.100%, 12/20/2019	JPY	11,600,000	103,490
0.100%, 06/20/2020	JPY	14,500,000	129,469
0.100%, 09/20/2020	JPY	11,000,000	98,250
0.100%, 12/20/2020	JPY	11,000,000	98,254
0.100%, 03/20/2021	JPY	11,500,000	102,753
0.100%, 06/20/2021	JPY	10,000,000	89,368
Japan Government Ten Year Bond
1.700%, 03/20/2018	JPY	12,500,000	113,183
Japan Government Thirty Year Bond
2.500%, 09/20/2036	JPY	1,200,000	14,247
2.300%, 06/20/2035	JPY	4,000,000	46,076
2.300%, 12/20/2036	JPY	7,100,000	82,060
Japan Government Twenty Year Bond
1.200%, 09/20/2035	JPY	4,100,000	40,241
1.000%, 12/20/2035	JPY	1,500,000	14,230

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
JANUARY 31, 2017 (Unaudited)

SOVEREIGN DEBT — continued
	Face Amount(1)/Shares		Value

Japan Government Two Year Bond
0.100%, 10/15/2017	JPY	2,500,000	$22,203
0.100%, 11/15/2017	JPY	4,500,000	39,978
0.100%, 01/15/2018	JPY	10,900,000	96,895
0.100%, 07/15/2018	JPY	9,400,000	83,659
Peru Government Bond
8.200%, 08/12/2026	PEN	2,185,000	770,803
7.840%, 08/12/2020	PEN	3,125,000	1,043,332
6.950%, 08/12/2031	PEN	1,550,000	495,062
6.900%, 08/12/2037	PEN	1,600,000	505,575
6.350%, 08/12/2028 (A)	PEN	1,330,000	409,899
6.350%, 08/12/2028	PEN	3,226,000	994,236
5.700%, 08/12/2024	PEN	1,500,000	459,957
Spain Government Bond
5.900%, 07/30/2026 (A)	EUR	16,000	23,801
4.900%, 07/30/2040 (A)	EUR	24,000	35,844
4.700%, 07/30/2041 (A)	EUR	40,000	58,508
2.900%, 10/31/2046 (A)	EUR	24,000	25,908
United Kingdom Gilt
5.000%, 03/07/2025	GBP	20,000	32,569
4.750%, 12/07/2038	GBP	19,000	35,601
4.250%, 03/07/2036	GBP	30,000	51,598
4.250%, 09/07/2039	GBP	81,000	143,142

TOTAL SOVEREIGN DEBT (Cost $20,105,418)			20,358,272

EXCHANGE TRADED FUNDS — 6.0%
iShares MSCI Indonesia ETF		3,334	81,383
iShares Russell 1000 Value ETF		927	104,482
Matthews India Fund		244,948	6,554,815
PowerShares Global Listed Private Equity Portfolio		121,300	1,399,802

TOTAL EXCHANGE TRADED FUNDS (Cost $7,778,819)			8,140,482

CORPORATE OBLIGATIONS — 4.4%
Communications — 0.1%
Cablevision Systems
5.875%, 09/15/2022	$	40,000	40,200
Embarq
7.995%, 06/01/2036		17,000	16,485

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
JANUARY 31, 2017 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

Intelsat Jackson Holdings Callable 08/01/2018 @ $103 5.500%, 08/01/2023	$15,000	$10,500
Telesat Canada Callable 11/15/2019 @ $107 8.875%, 11/15/2024 (A)	48,000	51,480

		118,665

Consumer Discretionary — 2.1%
Albertsons Callable 06/15/2019 @ $105 6.625%, 06/15/2024 (A)	30,000	31,266
BMW Vehicle Lease Trust, Ser 2016-2, Cl A3 Callable 04/20/2019 @ $100 1.430%, 09/20/2019	1,000,000	996,441
Brinker International Callable 07/01/2024 @ $100 5.000%, 10/01/2024 (A)	30,000	29,175
Caesars Growth Properties Holdings Callable 05/01/2017 @ $107 9.375%, 05/01/2022	27,000	29,160
Chester Downs & Marina Callable 03/06/2017 @ $102 9.250%, 02/01/2020 (A)	45,000	45,000
Clear Channel Worldwide Holdings Callable 11/15/2017 @ $103 6.500%, 11/15/2022	54,000	54,485
Conn’s Callable 07/15/2017 @ $105 7.250%, 07/15/2022	60,000	51,600
DISH DBS 7.750%, 07/01/2026	44,000	49,253
Downstream Development Authority of the Quapaw Tribe of Oklahoma Callable 03/06/2017 @ $104 10.500%, 07/01/2019 (A)	23,000	22,971
ESH Hospitality Callable 05/01/2020 @ $103 5.250%, 05/01/2025 (A)	31,000	31,116
Garda World Security Callable 03/06/2017 @ $105 7.250%, 11/15/2021 (A)	34,000	32,555
Golden Nugget Callable 12/01/2017 @ $104 8.500%, 12/01/2021 (A)	42,000	45,045
Hilton Grand Vacations Borrower Callable 12/01/2021 @ $103 6.125%, 12/01/2024 (A)	43,000	44,935

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
JANUARY 31, 2017 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

Lennar
Callable 10/15/2021 @ $100
4.125%, 01/15/2022	$30,000	$30,254
Mattamy Group
Callable 12/15/2019 @ $103
6.875%, 12/15/2023 (A)	20,000	20,600
Callable 03/06/2017 @ $103
6.500%, 11/15/2020 (A)	25,000	25,563
Mercedes Benz Auto Lease Trust, Ser 2015-B, Cl A4
Callable 03/15/2018 @ $100
1.530%, 05/17/2021	1,000,000	1,001,364
Mohegan Tribal Gaming Authority
Callable 10/15/2019 @ $106
7.875%, 10/15/2024 (A)	49,000	51,327
NCL
Callable 12/15/2018 @ $102
4.750%, 12/15/2021 (A)	50,000	50,415
Netflix
5.875%, 02/15/2025	30,000	32,550
PF Chang’s China Bistro
Callable 03/06/2017 @ $105
10.250%, 06/30/2020 (A)	16,000	15,920
Royal Caribbean Cruises
5.250%, 11/15/2022	29,000	31,320
Scientific Games International
Callable 12/01/2018 @ $105
10.000%, 12/01/2022	50,000	51,231
Silversea Cruise Finance
Callable 02/01/2020 @ $105
7.250%, 02/01/2025 (A)	20,000	20,554
Sirius XM Radio
Callable 07/15/2021 @ $103
5.375%, 07/15/2026 (A)	27,000	27,373
Tempur Sealy International
Callable 06/15/2021 @ $103
5.500%, 06/15/2026	15,000	14,775
Weekley Homes
Callable 03/06/2017 @ $105
6.000%, 02/01/2023	40,000	38,000

		2,874,248

Consumer Staples — 0.0%
Land O’Lakes Capital Trust I
7.450%, 03/15/2028 (A)	11,000	12,348

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
JANUARY 31, 2017 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

Energy — 0.6%
Antero Midstream Partners
Callable 09/15/2019 @ $104
5.375%, 09/15/2024 (A)	$45,000	$46,012
Bristow Group
Callable 10/15/2017 @ $103
6.250%, 10/15/2022	40,000	35,750
Carrizo Oil & Gas
Callable 04/15/2018 @ $105
6.250%, 04/15/2023	30,000	30,788
Chesapeake Energy
Callable 01/15/2020 @ $106
8.000%, 01/15/2025 (A)	24,000	24,585
Denbury Resources
Callable 12/15/2018 @ $109
9.000%, 05/15/2021 (A)	27,000	29,498
Callable 05/01/2017 @ $104
5.500%, 05/01/2022	10,000	8,575
EP Energy
Callable 11/30/2019 @ $106
8.000%, 11/29/2024 (A)	30,000	32,400
Forum Energy Technologies
Callable 03/06/2017 @ $105
6.250%, 10/01/2021	25,000	25,250
Genesis Energy
Callable 06/15/2019 @ $103
5.625%, 06/15/2024	30,000	30,225
Hilcorp Energy I
Callable 06/01/2019 @ $103
5.000%, 12/01/2024 (A)	30,000	29,550
Holly Energy Partners
Callable 08/01/2019 @ $105
6.000%, 08/01/2024 (A)	42,000	43,995
MEG Energy
Callable 01/15/2020 @ $105
6.500%, 01/15/2025 (A)	19,000	19,190
Callable 07/30/2017 @ $103
6.375%, 01/30/2023 (A)	70,000	65,100
PBF Holding
Callable 11/15/2018 @ $105
7.000%, 11/15/2023	24,000	24,420
Rose Rock Midstream
Callable 07/15/2017 @ $104
5.625%, 07/15/2022	40,000	39,800
Sabine Pass Liquefaction
5.875%, 06/30/2026 (A)	38,000	42,133

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
JANUARY 31, 2017 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

Sanchez Energy
Callable 07/15/2018 @ $103
6.125%, 01/15/2023	$30,000	$28,800
SESI
Callable 03/06/2017 @ $104
7.125%, 12/15/2021	40,000	41,050
SM Energy
Callable 07/01/2017 @ $103
6.500%, 01/01/2023	50,000	51,499
Summit Midstream Holdings
Callable 08/15/2017 @ $104
5.500%, 08/15/2022	65,000	65,162
Tallgrass Energy Partners
Callable 09/15/2019 @ $104
5.500%, 09/15/2024 (A)	45,000	45,674
Trinidad Drilling
Callable 02/15/2020 @ $105
6.625%, 02/15/2025 (A)	14,000	14,315
WPX Energy
Callable 07/01/2020 @ $100
7.500%, 08/01/2020	18,000	19,530

		793,301

Financials — 0.2%
Ally Financial
Callable 10/20/2025 @ $100
5.750%, 11/20/2025	27,000	27,405
Credit Acceptance
Callable 03/15/2018 @ $106
7.375%, 03/15/2023	36,000	36,938
Enova International
Callable 06/01/2017 @ $107
9.750%, 06/01/2021	30,000	30,375
Harland Clarke Holdings
Callable 03/06/2017 @ $103
6.875%, 03/01/2020 (A)	36,000	35,730
Navient MTN
5.625%, 08/01/2033	30,000	23,775
OneMain Financial Holdings
Callable 03/06/2017 @ $105
6.750%, 12/15/2019 (A)	21,000	21,788
Quicken Loans
Callable 05/01/2020 @ $103
5.750%, 05/01/2025 (A)	30,000	28,875
Starwood Property Trust
Callable 09/15/2021 @ $100
5.000%, 12/15/2021 (A)	35,000	35,569

		240,455

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
JANUARY 31, 2017 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

Health Care — 0.1%
Centene
Callable 01/15/2020 @ $104
4.750%, 01/15/2025	$18,000	$17,764
CHS
Callable 02/01/2018 @ $103
6.875%, 02/01/2022	30,000	21,825
CTR Partnership
Callable 06/01/2017 @ $103
5.875%, 06/01/2021	30,000	30,675
HCA
Callable 12/15/2025 @ $100
5.250%, 06/15/2026	45,000	46,912
IASIS Healthcare
Callable 03/06/2017 @ $102
8.375%, 05/15/2019	35,000	33,338
RegionalCare Hospital Partners Holdings
Callable 05/01/2019 @ $106
8.250%, 05/01/2023 (A)	40,000	41,300

		191,814

Industrials — 0.4%
Aircastle
5.000%, 04/01/2023	40,000	40,603
Allegiant Travel
5.500%, 07/15/2019	17,000	17,468
ATS Automation Tooling Systems
Callable 06/15/2018 @ $105
6.500%, 06/15/2023 (A)	15,000	15,525
Avis Budget Car Rental
Callable 03/15/2020 @ $103
5.250%, 03/15/2025 (A)	23,000	21,045
EnerSys
Callable 01/30/2023 @ $100
5.000%, 04/30/2023 (A)	30,000	30,525
General Cable
Callable 10/01/2017 @ $103
5.750%, 10/01/2022	42,000	41,685
Great Lakes Dredge & Dock
Callable 03/06/2017 @ $100
7.375%, 02/01/2019	30,000	30,075
Grinding Media
Callable 12/15/2019 @ $104
7.375%, 12/15/2023 (A)	13,000	13,731
Hertz
Callable 10/15/2019 @ $104
5.500%, 10/15/2024 (A)	29,000	24,360

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
JANUARY 31, 2017 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

JB Poindexter
Callable 04/01/2017 @ $105
9.000%, 04/01/2022 (A)	$13,000	$13,683
Moog
Callable 12/01/2017 @ $104
5.250%, 12/01/2022 (A)	15,000	15,300
Multi-Color
Callable 12/01/2017 @ $105
6.125%, 12/01/2022 (A)	35,000	37,013
Novelis
Callable 08/15/2019 @ $105
6.250%, 08/15/2024 (A)	20,000	21,050
Quad
7.000%, 05/01/2022	36,000	35,190
Sensata Technologies BV
5.000%, 10/01/2025 (A)	36,000	35,982
Terex
Callable 02/01/2020 @ $104
5.625%, 02/01/2025 (A)	20,000	20,426
Tervita Escrow
Callable 12/01/2018 @ $104
7.625%, 12/01/2021 (A)	40,000	41,500
Triumph Group
Callable 06/01/2017 @ $104
5.250%, 06/01/2022	30,000	28,200

		483,361

Information Technology — 0.2%
Alliance Data Systems MTN
Callable 11/01/2018 @ $103
5.875%, 11/01/2021 (A)	30,000	30,975
Diamond 1 Finance
Callable 03/15/2026 @ $100
6.020%, 06/15/2026 (A)	36,000	38,869
Diebold Nixdorf
Callable 04/15/2019 @ $106
8.500%, 04/15/2024	27,000	29,498
Hughes Satellite Systems
7.625%, 06/15/2021	30,000	33,022
Plantronics
Callable 05/15/2018 @ $104
5.500%, 05/31/2023 (A)	30,000	30,600
Sabre GLBL
Callable 04/15/2018 @ $104
5.375%, 04/15/2023 (A)	22,000	22,378

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
JANUARY 31, 2017 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

Western Digital
Callable 04/01/2019 @ $108
10.500%, 04/01/2024 (A)	$33,000	$38,857

		224,199

Materials — 0.3%
A Schulman
Callable 06/01/2018 @ $105
6.875%, 06/01/2023 (A)	27,000	28,485
AK Steel
Callable 07/15/2019 @ $104
7.500%, 07/15/2023	30,000	32,861
ArcelorMittal
7.250%, 02/25/2022	16,000	18,040
6.125%, 06/01/2025	11,000	12,093
Boise Cascade
Callable 09/01/2019 @ $104
5.625%, 09/01/2024 (A)	30,000	30,525
Clearwater Paper
Callable 02/01/2018 @ $102
4.500%, 02/01/2023	30,000	29,865
Crown Cork & Seal
7.375%, 12/15/2026	30,000	33,900
Hudbay Minerals
Callable 01/15/2020 @ $106
7.625%, 01/15/2025 (A)	36,000	38,520
Koppers
Callable 02/15/2020 @ $105
6.000%, 02/15/2025 (A)	6,000	6,210
NOVA Chemicals
Callable 01/31/2025 @ $100
5.000%, 05/01/2025 (A)	30,000	30,075
Owens-Brockway Glass Container
5.375%, 01/15/2025 (A)	30,000	30,150
PH Glatfelter
Callable 03/06/2017 @ $103
5.375%, 10/15/2020	12,000	12,210
SunCoke Energy Partners
Callable 03/06/2017 @ $104
7.375%, 02/01/2020	40,000	39,900
Unifrax I
Callable 03/06/2017 @ $100
7.500%, 02/15/2019 (A)	32,000	32,000
United States Steel
Callable 07/01/2018 @ $106
8.375%, 07/01/2021 (A)	36,000	39,960

		414,794

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
JANUARY 31, 2017 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

Real Estate — 0.0%
Kennedy-Wilson
Callable 04/01/2019 @ $103
5.875%, 04/01/2024	$30,000	$30,986

Techhnology — 0.0%
Donnelley Financial Solutions
Callable 10/15/2021 @ $102
8.250%, 10/15/2024 (A)	35,000	36,225
Harland Clarke Holdings
Callable 03/06/2017 @ $107
9.250%, 03/01/2021 (A)	25,000	22,969

		59,194

Telecommunication Services — 0.3%
Block Communications
Callable 03/06/2017 @ $102
7.250%, 02/01/2020 (A)	46,000	46,804
Cogent Communications Group
Callable 12/01/2021 @ $100
5.375%, 03/01/2022 (A)	30,000	31,163
Frontier Communications
Callable 06/15/2025 @ $100
11.000%, 09/15/2025	36,000	36,405
Sprint
7.250%, 09/15/2021	88,000	94,292
Sprint Capital
8.750%, 03/15/2032	40,000	45,900
T-Mobile USA
Callable 02/13/2017 @ $103
6.542%, 04/28/2020	53,000	54,524
Zayo Group
Callable 05/15/2020 @ $103
6.375%, 05/15/2025	27,000	28,570

		337,658

Utilities — 0.1%
AES
Callable 03/15/2019 @ $103
5.500%, 03/15/2024	27,000	27,338
Dynegy
Callable 01/15/2020 @ $104
8.000%, 01/15/2025 (A)	15,000	14,400
Callable 11/01/2018 @ $104
7.375%, 11/01/2022	30,000	29,624
Pattern Energy Group
Callable 02/01/2020 @ $103
5.875%, 02/01/2024 (A)	7,000	7,140

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
JANUARY 31, 2017 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount/Shares	Value

TerraForm Power Operating
Callable 02/01/2018 @ $105
5.875%, 02/01/2023 (A) (B)	$21,000	$21,578

		100,080

TOTAL CORPORATE OBLIGATIONS (Cost $5,699,515)		5,881,103

REGISTERED INVESTMENT COMPANIES — 1.6%
Lazard Global Listed Infrastructure Portfolio, Cl I	147,876	2,093,921
Nuveen Symphony Floating Rate Income Fund, Cl I	6	126

TOTAL REGISTERED INVESTMENT COMPANIES (Cost $2,049,090)		2,094,047

PREFERRED STOCK — 0.1%
Brazil — 0.1%
Banco Bradesco #	5,700	59,151
Braskem 3.900%	800	8,261

TOTAL PREFERRED STOCK (Cost $58,383)		67,412

U.S. TREASURY OBLIGATIONS — 3.3%
U.S. Treasury Bill
0.471%, 03/30/2017 (C) (D)	$2,920,000	2,917,850
U.S. Treasury Bond
8.000%, 11/15/2021	100,000	127,844
3.125%, 08/15/2044	23,000	23,320
U.S. Treasury Note
2.250%, 07/31/2021	14,000	14,235
2.125%, 09/30/2021	70,000	70,725
2.125%, 12/31/2021	58,000	58,555
2.125%, 12/31/2022	88,000	88,041
2.000%, 10/31/2021	58,000	58,240
2.000%, 11/30/2022	201,000	199,854
1.875%, 10/31/2022	202,000	199,664
1.750%, 09/30/2022	201,000	197,506
1.750%, 01/31/2023	138,000	135,030
1.750%, 05/15/2023	205,000	199,883
1.625%, 06/30/2020	49,000	49,040
1.625%, 04/30/2023	93,000	90,043
1.500%, 03/31/2023	49,000	47,140

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
JANUARY 31, 2017 (Unaudited)

U.S. TREASURY OBLIGATIONS — continued
Value

TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,489,080)	$4,476,970

TOTAL INVESTMENTS — 79.6% (Cost $103,651,942)†	$107,172,305

Percentages are based on Net Assets of $134,616,765.

*	Non-income producing security.
(1)	In U.S. dollars unless otherwise indicated.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. The total value of such securities as of January 31, 2017 was $3,112,695 and represents 2.31% of Net Assets.
(B)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on January 31, 2017. The coupon on a step bond changes on a specified date.
(C)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts or forward foreign currency contracts.
†	At January 31, 2017, the tax basis cost of the Fund’s investments was $103,651,942 and the unrealized appreciation and depreciation were $5,302,285 and $(1,781,922) respectively.
‡	Real Estate Investment Trust
#	Rate not available.

BRL — Brazilian Real

CAD — Canadian Dollar

Cl — Class

EAFE — Europe, Australasia and Far East

EUR — Euro

ETF — Exchange Traded Fund

GBP — British Pound

IDR — Indonesian Rupiah

JPY — Japanese Yen

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

PEN — Peruvian Sol

S&P — Standard & Poor’s

S&P CNX Nifty — National Stock Exchange of India

Ser — Series

SGX — Singapore Exchange Limited

TOPIX — Tokyo Stock Price Index

USD — United States Dollar

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
JANUARY 31, 2017 (Unaudited)

List of the outstanding forward foreign currency contracts held by the Fund at January 31, 2017, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., Inc.	2/7/17	USD	115,999	EUR	110,400	$3,207
Morgan Stanley & Co., Inc.	2/7/17	USD	55,931	GBP	45,500	1,314
Morgan Stanley & Co., Inc.	2/7/17	USD	52,128	JPY	5,894,000	82
Morgan Stanley & Co., Inc.	2/7/17-3/15/17	EUR	905,300	USD	975,614	(2,802)
Morgan Stanley & Co., Inc.	2/7/17-3/15/17	GBP	258,600	USD	321,667	(3,773)
Morgan Stanley & Co., Inc.	2/7/17-3/15/17	JPY	661,175,000	USD	5,791,437	(72,623)
Morgan Stanley & Co., Inc.	3/15/17	CAD	116,900	USD	88,534	(1,341)

						$(75,936)

For the period ended January 31, 2017, the total amount of all open forward foreign currency contracts, as presented in the tables above, are representative of the volume of activity for this derivative type during the period.

The open futures contracts held by the Fund at January 31, 2017, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation)
MINI MSCI EAFE	(31)	Mar-2017	$(75,795)
MINI MSCI Emerging Markets Index	(21)	Mar-2017	(36,675)
Russell 1000 Value Index	44	Mar-2017	(15,015)
Russell 2000 Index E-MINI	190	Mar-2017	(62,491)
S&P 500 Index E-MINI	(37)	Mar-2017	(56,905)
SGX S&P CNX Nifty Index	351	Feb-2017	40,234
TOPIX Index	(7)	Mar-2017	5,303

			$(201,344)

For the period ended January 31, 2017, the total amount of all open futures contracts as presented in the table above, are representative of the volume of activity for this derivative type during the period.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
JANUARY 31, 2017 (Unaudited)

The following table summarizes the inputs used as of January 31, 2017, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Bermuda	$70,331	$—	$—	$70,331
Canada	452,372	—	—	452,372
Denmark	19,685	—	—	19,685
France	422,507	—	—	422,507
Germany	232,065	—	—	232,065
Hong Kong	95,668	426,235	—	521,903
Indonesia	9,226,809	—	—	9,226,809
Italy	212,048	—	—	212,048
Japan	17,383,871	—	—	17,383,871
Malaysia	183,890	—	—	183,890
Mexico	86,422	—	—	86,422
Netherlands	3,891	—	—	3,891
Puerto Rico	137,733	—	—	137,733
South Africa	230,629	—	—	230,629
South Korea	35,908	—	—	35,908
Spain	112,276	—	—	112,276
Switzerland	44,971	—	—	44,971
Taiwan	—	161,055	—	161,055
United Kingdom	67,787	—	—	67,787
United States	36,547,866	—	—	36,547,866

Total Common Stock	65,566,729	587,290	—	66,154,019

Sovereign Debt	—	20,358,272	—	20,358,272

Exchange Traded Funds	8,140,482	—	—	8,140,482

Corporate Obligations	—	5,881,103	—	5,881,103

Registered Investment Companies	2,094,047	—	—	2,094,047

Preferred Stock	67,412	—	—	67,412

U.S. Treasury Obligations	—	4,476,970	—	4,476,970

Total Investments in Securities	$75,868,670	$31,303,635	$—	$107,172,305

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts *
Unrealized Appreciation	$—	$4,603	$—	$4,603
Unrealized Depreciation	—	(80,539)	—	(80,539)
Futures Contracts *
Unrealized Appreciation	45,537	—	—	45,537
Unrealized Depreciation	(246,881)	—	—	(246,881)

Total Investments in Securities	$(201,344)	$(75,936)	$—	$(277,280)

*	Futures contracts and forward contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “— “ are $0.

For the period ended January 31, 2017, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. For the period ended January 31, 2017, there were no Level 3 securities.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
JANUARY 31, 2017 (Unaudited)

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent annual and semi-annual financial statements.

PBI-QH-001-0200

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 31, 2017